Commitments and Contingencies (Summary of Contractual Amounts with Regard to Undrawn Commitments) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2023	Mar. 31, 2023
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments		¥ 107,719	¥ 102,309
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments	[1]	106,124	100,973
Commercial letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Off-balance-sheet instruments, contractual amounts of the undrawn commitments		¥ 1,594	¥ 1,336

[1]	Commitments to extend credit include commitments to invest in securities.